UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2010

The Muirfield Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Registered Investment Companies - 93.6%
BB&T Equity Income Fund	335,095	4,285,870
Calvert Short Duration Income Fund	136,179	2,233,343
Consumer Staples Select Sector SPDR Fund	260,525	7,276,463
Delaware Diversified Income Fund	238,813	2,261,562
Delaware Inflation Protected Bond Fund	53,883	564,693
Energy Select Sector SPDR Fund	85,900	4,940,968
Fairholme Fund	305,618	10,378,804
Fidelity Advisor Leveraged Company Stock Fund	162,734	4,916,197
Harbor Bond Fund	181,055	2,245,076
Hartford Capital Appreciation Fund	153,485	4,896,186
Health Care Select Sector SPDR Fund	193,525	6,217,958
Heartland Value Plus Fund	118,207	3,033,338
Invesco Diversified Dividend Fund	423,544	4,908,874
iShares Russell 2000 Value Index Fund	43,150	2,754,696
Ivy Asset Strategy Fund	95,479	2,140,631
Janus Forty Fund #	214,960	7,029,181
Janus Short-Term Bond Fund	750,231	2,310,712
Nuveen Tradewinds Value Opportunities Fund #	266,822	8,354,194
PowerShares QQQ	128,880	6,206,861
Putnam Equity Income Fund	336,513	4,765,018
RidgeWorth Mid Cap Value Equity Fund	577,237	6,447,736
RidgeWorth Small Cap Value Equity Fund	419,316	4,931,150
RS Emerging Markets Fund	156,908	3,673,215
Sentinel Short Maturity Government Fund	182,246	1,689,416
Technology Select Sector SPDR Fund	207,500	4,793,250
Touchstone Strategic Mid Cap Growth Fund #	68,948	1,397,577
Total Registered Investment Companies	(Cost $101,566,533)	114,652,969
Money Market Registered Investment Companies - 3.7%
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	4,583,906	4,583,906
Total Money Market Registered Investment Companies	(Cost $ 4,583,906)	4,583,906
Floating Rate Demand Notes - 2.5%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 **	3,020,147	3,020,147
Total Floating Rate Demand Notes	(Cost $ 3,020,147)	3,020,147
U.S. Government Obligations - 0.7%
U.S. Treasury Bill, 0.142%, due 6/17/2010 ***	800,000	799,738
Total U.S. Government Obligations	(Cost $ 799,760)	799,738

Total Investments - 100.5%	(Cost	$109,970,346	)(b)	123,056,760
Liabilities less Other Assets - (0.5%)				(596,001)
Total Net Assets - 100.0%				122,460,759
Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund		1,537		11,128
The Flex-funds Defensive Balanced Fund		765		7,145
The Flex-funds Dynamic Growth Fund		476		3,541
The Flex-funds Muirfield Fund		3,198		16,790
The Flex-funds Quantex Fund		2,337		48,166
The Flex-funds Total Return Utilities Fund		171		3,612
Total Trustee Deferred Compensation		(Cost $74,723)		90,382

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2010, notional value $3,204,300	11	(11,083)
Total Futures Contracts		(11,083)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$122,257,022	$(11,083)
Level 2 - Other Significant Observable Inputs	799,738	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$123,056,760	$(11,083)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,001,685. Cost for federal income tax purposes of $110,972,031 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$13,401,423
Unrealized depreciation	(1,316,694)

Net unrealized appreciation (depreciation)	$12,084,729

#	Represents non-income producing securities.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Pledged as collateral on futures contracts.
****	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 90.3%
BB&T Equity Income Fund	234,481		2,999,006
Consumer Staples Select Sector SPDR Fund	198,300		5,538,519
DWS Large Cap Value Fund	82,539		1,372,621
Energy Select Sector SPDR Fund	67,825		3,901,294
Fairholme Fund	237,336		8,059,941
Fidelity Advisor Leveraged Company Stock Fund	127,271		3,844,858
Hartford Capital Appreciation Fund	118,690		3,786,224
Health Care Select Sector SPDR Fund	148,400		4,768,092
Heartland Value Plus Fund	91,565		2,349,664
Invesco Diversified Dividend Fund	321,261		3,723,420
iShares Russell 2000 Value Index Fund	59,565		3,802,630
Ivy Asset Strategy Fund	68,278		1,530,797
Janus Forty Fund #	161,664		5,286,401
Nuveen Tradewinds Value Opportunities Fund #	213,501		6,684,704
PowerShares QQQ	107,775		5,190,444
Putnam Equity Income Fund	254,430		3,602,735
RidgeWorth Mid Cap Value Equity Fund	452,744		5,057,151
RidgeWorth Small Cap Value Equity Fund	342,373		4,026,312
RS Emerging Markets Fund	123,962		2,901,949
Technology Select Sector SPDR Fund	166,110		3,837,141
Touchstone Strategic Mid Cap Growth Fund #	51,140		1,036,615
Total Registered Investment Companies	(Cost $72,518,946)		83,300,518
Money Market Registered Investment Companies - 5.2%
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	4,811,377		4,811,377
Total Money Market Registered Investment Companies	(Cost $4,811,377)		4,811,377
Floating Rate Demand Notes - 3.8%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 **	3,505,324		3,505,324
Total Floating Rate Demand Notes	(Cost $3,505,324)		3,505,324
U.S. Government Obligations - 0.9%
U.S. Treasury Bill, 0.142%, due 6/17/2010 ***	800,000		799,738
Total U.S. Government Obligations	(Cost $799,760)		799,738
Total Investments - 100.2%	(Cost $81,635,407	)(b)	92,416,957

Liabilities less Other Assets - (0.2%)			(171,320)
Total Net Assets - 100.0%			92,245,637
Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund		1,071	7,754
The Flex-funds Defensive Balanced Fund		523	4,885
The Flex-funds Dynamic Growth Fund		334	2,485
The Flex-funds Muirfield Fund		1,409	7,397
The Flex-funds Quantex Fund		886	18,260
The Flex-funds Total Return Utilities Fund		119	2,513
Total Trustee Deferred Compensation	(Cost $	36,041)	43,294

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2010, notional value $3,495,600	12	(11,965)
Total Futures Contracts		(11,965)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$91,617,219	$(11,965)
Level 2 - Other Significant Observable Inputs	799,738	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$92,416,957	$(11,965)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $569,701. Cost for federal income tax purposes of $82,205,108 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,291,630
Unrealized depreciation	(1,079,781)

Net unrealized appreciation (depreciation)	$10,211,849

#	Represents non-income producing securities.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.

**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Pledged as collateral on futures contracts.
****	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 89.9%
Consumer Staples Select Sector SPDR Fund	36,850		1,029,221
DWS Large Cap Value Fund	16,269		270,556
Energy Select Sector SPDR Fund	25,350		1,458,132
Fairholme Fund	85,725		2,911,230
Fidelity Advisor Leveraged Company Stock Fund	75,000		2,265,763
Hartford Capital Appreciation Fund	30,602		976,213
Health Care Select Sector SPDR Fund	39,550		1,270,742
Invesco Diversified Dividend Fund	123,874		1,435,700
iShares Russell 2000 Value Index Fund	14,775		943,236
Janus Forty Fund #	59,525		1,946,463
Nuveen Tradewinds Value Opportunities Fund #	75,972		2,378,678
PowerShares QQQ	48,410		2,331,425
RidgeWorth Large Cap Value Equity Fund	92,309		1,080,938
RidgeWorth Mid Cap Value Equity Fund	203,984		2,278,498
RidgeWorth Small Cap Value Equity Fund	137,276		1,614,371
RS Emerging Markets Fund	56,607		1,325,162
TCW Small Cap Growth Fund #	77,127		1,978,305
Technology Select Sector SPDR Fund	70,800		1,635,480
Total Registered Investment Companies	(Cost $23,958,403)		29,130,113
Money Market Registered Investment Companies - 3.0%
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	964,520		964,520
Total Money Market Registered Investment Companies	(Cost $964,520)		964,520
Floating Rate Demand Notes - 3.6%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 **	1,150,677		1,150,677
Total Floating Rate Demand Notes	(Cost $1,150,677)		1,150,677
U.S. Government Obligations - 0.9%
U.S. Treasury Bill, 0.142%, due 6/17/2010 ***	300,000		299,902
Total U.S. Government Obligations	(Cost $299,910)		299,902
Total Investments - 97.4%	(Cost $26,373,510	)(b)	31,545,212
Other Assets less Liabilities - 2.6%			840,097
Total Net Assets - 100.0%			32,385,309

Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund	642	4,648
The Flex-funds Defensive Balanced Fund	327	3,054
The Flex-funds Dynamic Growth Fund	197	1,466
The Flex-funds Muirfield Fund	957	5,024
The Flex-funds Quantex Fund	618	12,737
The Flex-funds Total Return Utilities Fund	71	1,500
Total Trustee Deferred Compensation	(Cost $24,841)	28,429

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2010, notional value $1,456,500	5	(4,663)
Total Futures Contracts		(4,663)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$31,245,310	$(4,663)
Level 2 - Other Significant Observable Inputs	299,902	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$31,545,212	$(4,663)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $131,785. Cost for federal income tax purposes of $26,505,295 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,159,821
Unrealized depreciation	(119,904)

Net unrealized appreciation (depreciation)	$5,039,917

#	Represents non-income producing securities.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Registered Investment Companies - 82.7%
BB&T Equity Income Fund	108,036	1,381,785
Calvert Short Duration Income Fund	170,071	2,789,166
Consumer Staples Select Sector SPDR Fund	79,400	2,217,642
Delaware Diversified Income Fund	271,828	2,574,212
Delaware Inflation Protected Bond Fund	47,784	500,780
Energy Select Sector SPDR Fund	21,200	1,219,424
Fairholme Fund	91,826	3,118,414
Fidelity Advisor Leveraged Company Stock Fund	47,049	1,421,344
Harbor Bond Fund	205,452	2,547,605
Hartford Capital Appreciation Fund	49,189	1,569,136
Health Care Select Sector SPDR Fund	59,800	1,921,374
Heartland Value Plus Fund	29,610	759,836
Invesco Diversified Dividend Fund	137,740	1,596,410
iShares iBoxx $ Investment Grade Corporate Bond Fund	22,350	2,363,959
iShares Russell 2000 Value Index Fund	16,400	1,046,976
Ivy Asset Strategy Fund	21,200	475,308
Janus Forty Fund #	67,718	2,214,375
Janus Short-Term Bond Fund	944,116	2,907,878
Nuveen Tradewinds Value Opportunities Fund #	80,146	2,509,367
PowerShares QQQ	44,425	2,139,508
Putnam Equity Income Fund	102,373	1,449,608
RidgeWorth Mid Cap Value Equity Fund	172,671	1,928,730
RidgeWorth Small Cap Value Equity Fund	143,050	1,682,274
RS Emerging Markets Fund	42,414	992,905
Technology Select Sector SPDR Fund	63,500	1,466,850
Touchstone Mid Cap Growth Fund #	22,129	448,547
Total Registered Investment Companies	(Cost $40,654,654)	45,243,413
Money Market Registered Investment Companies - 3.5%
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	1,923,440	1,923,440
Total Money Market Registered Investment Companies	(Cost $1,923,440)	1,923,440
Floating Rate Demand Notes - 5.5%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 **	3,014,772	3,014,772
Total Floating Rate Demand Notes	(Cost $3,014,772)	3,014,772
U.S. Government Obligations - 8.4%
Federal Agricultural Mortgage Corp., 3.05%, due 5/14/2014	1,000,000	1,023,900

Federal National Mortgage Association, 3.02%, due 12/08/2014	500,000		500,160
Federal National Mortgage Association, 3.125%, due 06/29/2015	250,000		249,035
Federal National Mortgage Association, 3.80%, due 12/21/2016	250,000		249,778
Federal Farm Credit Bank, 0.247%, due 11/27/2012 ***	250,000		249,585
Federal Farm Credit Bank, 3.20%, due 06/02/2015	250,000		249,243
Federal Home Loan Bank, 1.25%, due 11/27/2012 ***	250,000		249,398
Federal Home Loan Bank, 3.42%, due 06/17/2016	500,000		495,885
Federal Home Loan Mortgage Corp., 2.00%, due 01/29/2014 ***	1,000,000		1,001,370
U.S. Treasury Bill, 0.142%, due 6/17/2010 ****	300,000		299,902
Total U.S. Government Obligations	(Cost $4,549,909)		4,568,256
Total Investments - 100.1%	(Cost $50,142,775	)(b)	54,749,881
Liabilities less Other Assets - (0.1%)			(66,276)
Total Net Assets - 100.0%			54,683,605
Trustee Deferred Compensation*****
The Flex-funds Aggressive Growth Fund	1,006		7,283
The Flex-funds Defensive Balanced Fund	519		4,847
The Flex-funds Dynamic Growth Fund	307		2,284
The Flex-funds Muirfield Fund	867		4,552
The Flex-funds Quantex Fund	411		8,471
The Flex-funds Total Return Utilities Fund	111		2,344
Total Trustee Deferred Compensation	(Cost $27,989)		29,781

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring June 2010, notional value $1,747,800	6	(1,495)
Total Futures Contracts		(1,495)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments******
Level 1 - Quoted Prices	$50,181,625	$(1,495)
Level 2 - Other Significant Observable Inputs	4,568,256	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$54,749,881	$(1,495)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $105,795. Cost for federal income tax purposes of $50,248,570 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,574,093
Unrealized depreciation	(72,782)

Net unrealized appreciation (depreciation)	$4,501,311

#	Represents non-income producing securities.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Variable rate security. The rate shown represents the rate in effect at March 31, 2010.
****	Pledged as collateral on futures contracts.
*****	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
******	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Registered Investment Companies - 88.7%
Allianz NFJ International Value Fund	231,382		4,421,709
DWS Large Cap Value Fund	21,692		360,742
Fairholme Fund	80,553		2,735,584
First American Real Estate Securities Fund	192,405		3,020,757
Hartford Capital Appreciation Fund	10,201		325,404
Heartland Value Plus Fund	62,275		1,598,047
Invesco Diversified Dividend Fund	156,641		1,815,473
Ivy Asset Strategy Fund	19,415		435,281
Janus Forty Fund #	53,675		1,755,158
Materials Select Sector SPDR Trust	23,100		783,552
Nuveen Tradewinds Value Opportunities Fund #	62,713		1,963,546
Oppenheimer Real Estate Fund (The)	129,264		2,125,100
PowerShares QQQ	16,775		807,884
Putnam Equity Income Fund	101,218		1,433,245
RidgeWorth Mid Cap Value Equity Fund	177,641		1,984,245
RidgeWorth Small Cap Value Equity Fund	161,075		1,894,241
RS Emerging Markets Fund	99,756		2,335,294
TCW Small Cap Growth Fund #	62,051		1,591,608
Touchstone Mid Cap Growth Fund #	27,693		561,329
Van Eck Global Hard Assets Fund #	89,203		3,792,014
Total Registered Investment Companies	(Cost $30,367,215)		35,740,213
Money Market Registered Investment Companies - 6.4%
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	2,554,600		2,554,600
Total Money Market Registered Investment Companies	(Cost $2,554,600)		2,554,600
Floating Rate Demand Notes - 3.1%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 **	1,255,314		1,255,314
Total Floating Rate Demand Notes	(Cost $1,255,314)		1,255,314
U.S. Government Obligations - 0.7%
U.S. Treasury Bill, 0.142%, due 6/17/2010 ***	300,000		299,902
Total U.S. Government Obligations	(Cost $299,910)		299,902
Total Investments - 98.9%	(Cost $34,477,039	)(b)	39,850,029
Other Assets less Liabilities - 1.1%			428,083
Total Net Assets - 100.0%			40,278,112

Trustee Deferred Compensation ****
The Flex-funds Aggressive Growth Fund		819	5,930
The Flex-funds Defensive Balanced Fund		427	3,988
The Flex-funds Dynamic Growth Fund		250	1,860
The Flex-funds Muirfield Fund		712	3,738
The Flex-funds Quantex Fund		336	6,925
The Flex-funds Total Return Utilities Fund		90	1,901
Total Trustee Deferred Compensation	(Cost	$23,296)	24,342

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring June 2010, notional value $1,970,250	5	(10,863)
Total Futures Contracts		(10,863)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$39,550,127	$(10,863)
Level 2 - Other Significant Observable Inputs	299,902	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$39,850,029	$(10,863)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $112,373. Cost for federal income tax purposes of $34,589,412 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,337,249
Unrealized depreciation	(76,632)

Net unrealized appreciation (depreciation)	$5,260,617

#	Represents non-income producing securities.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks - 92.2%
Business Services - 6.1%
Cintas Corporation	5,130	144,153
DeVry, Inc.	2,360	153,872
Interpublic Group of Companies, Inc./The #	18,115	150,717
Monster Worldwide, Inc. #	7,690	127,731
Robert Half International, Inc.	5,000	152,150
Ryder System, Inc.	3,250	125,970
Total System Services, Inc.	7,750	121,365
	(Cost $999,536)	975,958
Consumer Goods - 9.9%
Avery Dennison Corp.	3,660	133,261
Bemis Co., Inc.	4,520	129,814
Constellation Brands, Inc. #	8,390	137,932
Dean Foods Company #	7,420	116,420
Eastman Kodak Company	31,640	183,196
Harman International Industries, Inc.	3,780	176,828
Hasbro, Inc.	4,170	159,628
International Flavors & Fragrances, Inc.	3,255	155,166
Newell Rubbermaid, Inc.	8,910	135,432
Pactiv Corp. #	5,540	139,497
Sealed Air Corp.	6,115	128,904
	(Cost $1,520,843)	1,596,078
Consumer Services - 14.2%
Abercrombie and Fitch Co.	3,840	175,258
Airgas, Inc.	2,800	178,136
AutoNation, Inc. #	6,975	126,108
Big Lots, Inc. #	4,625	168,442
D.R. Horton, Inc.	12,290	154,854
Family Dollar Stores, Inc.	4,810	176,094
GameStop Corp. #	6,080	133,213
Lennar Corp.	10,460	180,017
Office Depot, Inc. #	20,710	165,266
Pulte Group, Inc. #	13,373	150,446
RadioShack Corp.	6,835	154,676
SUPERVALU, Inc.	10,530	175,640
Whole Foods Market, Inc. #	4,880	176,412
Wyndham Worldwide Corp.	6,620	170,333
	(Cost $1,885,255)	2,284,895
Energy - 4.8%
Denbury Resources, Inc. #	9,000	151,830
Massey Energy Company	3,170	165,759
Rowan Companies, Inc. #	5,890	171,458

Schedule of Investments

March 31, 2010

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Sunoco, Inc.	5,100	151,521
Tesoro Corp.	9,810	136,359
	(Cost $661,296)	776,927
Financial Services - 13.9%
Apartment Investment & Management Company @	8,395	154,552
Assurant, Inc.	4,530	155,741
CB Richard Ellis Group, Inc. #	9,860	156,281
Cincinnati Financial Corporation	5,100	147,441
E*TRADE Financial Corp. #	76,320	126,119
Equifax, Inc.	4,330	155,014
Federated Investors, Inc.	4,870	128,470
First Horizon National Corp. #	10,129	142,307
Huntington Bancshares, Inc.	36,630	197,436
Janus Capital Group, Inc.	9,920	141,757
Marshall & Ilsley Corp.	24,490	197,144
NASDAQ OMX Group, Inc./The #	6,740	142,349
Torchmark Corp.	3,040	162,670
Wachovia Corp. Preferred Dividend Equalization #	1,700	0
Zions Bancorporation	10,400	227,136
	(Cost $2,007,643)	2,234,417
Hardware - 11.5%
Jabil Circuit, Inc.	7,700	124,663
JDS Uniphase Corp. #	16,222	203,099
Lexmark International, Inc. #	5,140	185,451
LSI Logic Corp. #	22,250	136,170
MEMC Electronic Materials, Inc. #	9,800	150,234
Millipore Corp. #	1,850	195,360
Molex, Inc.	6,215	129,645
National Semiconductor Corp.	8,720	126,091
Novellus Systems, Inc. #	5,720	142,943
QLogic Corp. #	7,085	143,826
Tellabs, Inc.	23,535	178,160
Teradyne, Inc. #	12,450	139,067
	(Cost $1,631,091)	1,854,709
Healthcare - 4.4%
Coventry Health Care, Inc. #	5,490	135,713
King Pharmaceuticals, Inc. #	10,895	128,125
Patterson Companies, Inc.	4,775	148,264
PerkinElmer, Inc.	6,500	155,350
Tenet Healthcare Corp. #	24,675	141,141
	(Cost $591,025)	708,593
Industrial Materials - 11.6%

Schedule of Investments

March 31, 2010

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
AK Steel Holding Corp.	6,240	142,646
Allegheny Technologies, Inc.	2,970	160,350
CF Industries Holdings, Inc.	1,470	134,035
Eastman Chemical Company	2,225	141,688
FMC Corp.	2,390	144,691
Goodyear Tire & Rubber Company/The #	9,440	119,322
Leggett & Platt, Inc.	6,565	142,067
Pall Corp.	3,690	149,408
Quanta Services, Inc. #	6,420	123,007
Snap-on, Inc.	3,160	136,954
Stanley Black & Decker, Inc.	5,209	299,020
Titanium Metals Corp. #	10,630	176,352
	(Cost $1,621,777)	1,869,540
Media - 3.5%
Gannett Co., Inc.	8,980	148,350
Meredith Corp.	4,335	149,167
New York Times Co./The #	10,780	119,981
Washington Post Company/The	315	139,917
	(Cost $580,300)	557,415
Software - 3.9%
Akamai Technologies, Inc. #	5,270	165,583
Compuware Corp. #	18,460	155,064
Dun & Bradstreet Corp./The	1,590	118,328
Novell, Inc. #	32,175	193,050
	(Cost $559,303)	632,025
Utilities - 8.3%
Allegheny Energy, Inc.	5,700	131,100
CMS Energy Corp.	8,535	131,951
Frontier Communications Corp.	17,135	127,484
Integrys Energy Group, Inc.	3,190	151,142
MetroPCS Communications, Inc. #	17,510	123,971
Nicor, Inc.	3,185	133,515
NiSource, Inc.	8,690	137,302
Pepco Holdings, Inc.	7,940	136,171
Pinnacle West Capital Corp.	3,660	138,092
TECO Energy, Inc.	8,260	131,251
	(Cost $1,391,680)	1,341,979
Total Common Stocks	(Cost $13,449,749)	14,832,536
Money Market Registered Investment Companies - 6.6%

Schedule of Investments

March 31, 2010

The Quantex Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	1,063,249		1,063,249
Total Money Market Registered Investment Companies	(Cost $1,063,249)		1,063,249
Floating Rate Demand Notes - 0.6%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 **	101,229		101,229
Total Floating Rate Demand Notes	(Cost $101,229)		101,229
U.S. Government Obligations - 0.6%
U.S. Treasury Bill, 0.142%, due 6/17/2010 ***	100,000		99,967
Total U.S. Government Obligations	(Cost $ 99,970)		99,967
Total Investments - 100.0%	(Cost $14,714,197	)(b)	16,096,981
Liabilities less Other Assets - (0.0%)			(5,045)
Total Net Assets - 100.0%			16,091,936
Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund	512		3,707
The Flex-funds Defensive Balanced Fund	262		2,447
The Flex-funds Dynamic Growth Fund	157		1,168
The Flex-funds Muirfield Fund	1,340		7,035
The Flex-funds Quantex Fund	1,011		20,837
The Flex-funds Total Return Utilities Fund	57		1,204
Total Trustee Deferred Compensation	(Cost $30,215)		36,398

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors Mid Cap 400 expiring June 2010, notional value $1,182,150	3	(7,973)
Total Futures Contracts		(7,973)

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$15,997,014	$(7,973)
Level 2 - Other Significant Observable Inputs	99,967	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$16,096,981	$(7,973)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $20,540. Cost for federal income tax purposes of $14,734,737 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,915,759
Unrealized depreciation	(553,515)

Net unrealized appreciation (depreciation)	$1,362,244

ADR	American Depositary Receipt
#	Represents non-income producing securities.
@	Real estate investment trust.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Pledged as collateral on Futures Contracts.
****	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)(a)
Common Stocks - 98.7%
Electric Utility 21.2%
AES Corp. #	42,965	472,615
American Superconductor Corp. #	11,420	330,038
CMS Energy Corp.	31,045	479,956
Covanta Holding Corp. #	21,705	361,605
ITC Holdings Corp.	12,440	684,200
MDU Resources Group, Inc.	28,087	606,117
Northeast Utilities	34,855	963,392
NV Energy, Inc.	29,975	369,592
Pepco Holdings, Inc.	14,320	245,588
	(Cost $4,998,802)	4,513,103
Natural Gas Distribution 10.2%
National Grid PLC - ADR	7,601	370,549
NiSource, Inc.	51,385	811,883
ONEOK, Inc.	7,380	336,897
Southern Union Co.	26,845	681,058
	(Cost $2,309,981)	2,200,387
Oil Exploration & Production 4.1%
EQT Corp.	13,815	566,415
Ultra Petroleum Corp. #	6,080	283,510
	(Cost $833,673)	849,925
Pipelines 17.1%
El Paso Corp.	44,490	482,272
Enterprise Products Partners, L.P.	30,451	1,052,996
Kinder Morgan Energy Partners, L.P.	13,443	879,441
Questar Corp.	12,375	534,600
Spectra Energy Corp.	30,830	694,600
	(Cost $3,172,755)	3,643,909
Telephone & Telecommunications 21.2%
American Tower Corp. #	9,430	401,812
AT&T, Inc.	30,550	789,412
BCE, Inc.	8,195	240,523
China Mobile Limited - ADR	5,865	282,224
NII Holdings, Inc. #	33,215	1,384,401
Philippine Long Distance Telephone Company - ADR	3,580	190,742
Telephone and Data Systems, Inc.	10,695	362,026
Verizon Communications, Inc.	28,040	869,801
	(Cost $4,931,938)	4,520,941
Utility Services - 18.4%
A123 Systems, Inc. #	22,130	304,066
ABB Limited - ADR #	26,165	571,444
Akamai Technologies, Inc. #	26,140	821,319
Calgon Carbon Corp. #	31,575	540,564
Chicago Bridge & Iron Co. #	31,770	738,970
Fluor Corp.	8,030	373,475
Quanta Services, Inc. #	21,530	412,515
Willbros Group, Inc. #	13,620	163,576
	(Cost $3,142,498)	3,925,929
Water Utility - 6.5%
American Water Works Co., Inc.	46,560	1,013,146
Veolia Environnement - ADR	10,655	368,343
	(Cost $1,326,350)	1,381,489
Total Common Stocks	(Cost $20,715,997)	21,035,683

Schedule of Investments

March 31, 2010

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)(a)
Money Market Registered Investment Companies - 1.3%
The Flex-funds Money Market Fund - Institutional Class, 0.28% *	268,535		268,535
Total Money Market Registered Investment Companies	(Cost $268,535)		268,535
Total Investments - 100.0%	(Cost $20,984,532	)(b)	21,304,218
Liabilities less Other Assets - (0.0%)			(7,432)
Total Net Assets - 100.0%			21,296,786
Trustee Deferred Compensation **
The Flex-funds Aggressive Growth Fund	590		4,272
The Flex-funds Defensive Balanced Fund	303		2,830
The Flex-funds Dynamic Growth Fund	181		1,347
The Flex-funds Muirfield Fund	1,174		6,164
The Flex-funds Quantex Fund	835		17,209
The Flex-funds Total Return Utilities Fund	66		1,394
Total Trustee Deferred Compensation	(Cost $28,007)		33,216

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$21,304,218	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$21,304,218	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $72,658. Cost for federal income tax purposes of $21,057,190 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,239,957
Unrealized depreciation	(992,929)

Net unrealized appreciation (depreciation)	$247,028

ADR	American Depositary Receipt
#	Represents non-income producing securities.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
**	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Value ($)(a)
U.S. Government Obligations - 80.6%
Fannie Mae, 1.00%, due 03/29/2013 *	500,000		499,765
Fannie Mae, 2.25%, due 03/30/2015 *	500,000		499,905
Fannie Mae, 3.125%, due 06/29/2015	250,000		249,035
Fannie Mae, 4.125%, due 11/10/2017	500,000		500,080
Fannie Mae, 4.40%, due 05/28/2019	1,000,000		1,000,360
Fannie Mae, 5.25%, due 11/19/2024	1,000,000		1,001,580
Federal Agricultural Mortgage Corporation, 3.25%, due 08/11/2014	1,000,000		1,028,610
Federal Farm Credit Bank, 0.23%, due 08/23/2011 *	500,000		499,925
Federal Farm Credit Bank, 0.25%, due 11/27/2012 *	250,000		249,585
Federal Farm Credit Bank, 3.20%, due 06/02/2015	250,000		249,243
Federal Farm Credit Bank, 3.62%, due 03/08/2017	500,000		501,750
Federal Farm Credit Bank, 4.25%, due 01/06/2020	500,000		500,865
Federal Farm Credit Bank, 4.42%, due 02/03/2020	500,000		495,060
Federal Farm Credit Bank, 5.25%, due 03/02/2021	500,000		534,255
Federal Farm Credit Bank, 5.77%, due 01/05/2027	500,000		538,360
Federal Home Loan Bank, 3.00%, due 02/12/2015	500,000		498,335
Federal Home Loan Bank, 3.00%, due 03/02/2015	500,000		500,220
Federal Home Loan Bank, 3.25%, due 04/13/2015	1,000,000		998,420
Federal Home Loan Bank, 3.80%, due 05/20/2016	500,000		499,925
Federal Home Loan Bank, 3.42%, due 06/17/2016	500,000		495,885
Federal Home Loan Bank, 4.50%, due 09/13/2019	295,000		301,764
Federal Home Loan Mortgage Corporation, 2.20%, due 12/17/2013	500,000		499,175
Federal Home Loan Mortgage Corporation, 4.05%, due 01/29/2018	500,000		496,655
Federal Home Loan Mortgage Corporation, 4.00%, due 02/01/2018	500,000		501,605
Federal Home Loan Mortgage Corporation, 4.50%, due 02/18/2020	500,000		496,695
Federal Home Loan Mortgage Corporation, 5.30%, due 05/12/2020	1,000,000		1,005,090
Government National Mortgage Association, 6.50%, due 07/20/2038	27,153		29,338
U.S. Treasury Note, 3.125%, due 05/15/2019	500,000		476,094
Total U.S. Government Obligations	(Cost $15,157,601)		15,147,579
Corporate Bonds - 13.8%
Berkshire Hathaway, 3.20%, due 02/11/2015	1,000,000		1,008,880
Paccar Financial Corp., 3.75%, due 01/12/2011 *	500,000		511,790
Partnerre Finance, 6.875%, due 06/01/2018	500,000		567,975
Royal Bank of Canada, 0.40%, 01/28/2013 *	500,000		502,117
Total Corporate Bonds	(Cost $2,536,708)		2,590,762
Money Market Registered Investment Companies - 4.6%
The Flex-funds Money Market Fund - Institutional Class, 0.28% **	864,997		864,997
Total Money Market Registered Investment Companies	(Cost $864,997)		864,997
Floating Rate Demand Notes - 0.5%
Caterpillar Financial Power Investment Floating Rate Demand Note, 1.35%, 4/1/2010 ***	101,364		101,364
Total Floating Rate Demand Notes	(Cost $101,364)		101,364
Total Investments - 99.5%	(Cost $18,660,670	)(b)	18,704,702
Other Assets less Liabilities - 0.5%			102,547
Total Net Assets - 100.0%			18,807,249
Trustee Deferred Compensation ****
The Flex-funds Aggressive Growth Fund	476		3,446
The Flex-funds Defensive Balanced Fund	242		2,260
The Flex-funds Dynamic Growth Fund	146		1,086
The Flex-funds Muirfield Fund	902		4,736
The Flex-funds Quantex Fund	643		13,252
The Flex-funds Total Return Utilities Fund	53		1,119
Total Trustee Deferred Compensation	(Cost $21,829)		25,899

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$966,361	$—
Level 2 - Other Significant Observable Inputs	17,738,341	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$18,704,702	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $1,067. Cost for federal income tax purposes of $18,661,737 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$89,973
Unrealized depreciation	(47,008)

Net unrealized appreciation (depreciation)	$42,965

*	Variable rate security. The rate shown represents the rate in effect at March 31, 2010.
**	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2010.
***	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
****	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2010

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares	Value ($)(a)
Bank Obligations - 0.2%
Everbank Money Market Account	1.25%*	04/01/10	150,365	150,365
Huntington National Bank Conservative Deposit Account	0.75%*	04/01/10	250,000	250,000
Total Bank Obligations			(Cost $400,365)	400,365
Certificates of Deposit - 12.3%
Alpine Bank	1.65%	05/13/10	96,250	96,250
Amalgamated Bank	1.90%	04/08/10	94,000	94,000
Amalgamated Bank	1.05%	06/10/10	141,500	141,500
Amarillo National Bank	1.30%	05/20/10	95,250	95,250
Amegy Bank, NA	1.70%	05/06/10	94,500	94,500
Amegy Bank, NA	1.05%	06/10/10	142,000	142,000
American Community Bank	1.30%	05/20/10	45,500	45,500
American Commercial Bank & Trust	1.65%	05/13/10	96,250	96,250
American Gateway Bank	1.90%	04/08/10	94,000	94,000
American National Bank	1.65%	05/13/10	96,250	96,250
American National Bank	1.30%	05/20/10	95,250	95,250
American National Bank of Texas, The	1.30%	05/20/10	95,250	95,250
Ameris Bank	1.05%	06/10/10	236,500	236,500
Banco Popular De Puerto Rico	1.05%	06/10/10	236,500	236,500
Banco Popular North America	1.90%	04/22/10	93,500	93,500
Bank Forward	1.90%	04/08/10	8,131	8,131
Bank of American Fork	1.30%	05/20/10	95,250	95,250
Bank of Colorado	1.30%	05/20/10	95,250	95,250
Bank of Florida - Southwest	1.65%	05/13/10	96,250	96,250
Bank of Kremlin, The	1.30%	05/20/10	95,250	95,250
Bank of Nevada	1.90%	04/22/10	18,716	18,716
Bank of Prairie du Sac	1.65%	05/13/10	96,250	96,250
Bank of Smithtown	1.65%	05/13/10	1,643	1,643
Bank of Southern Connecticut, The	1.65%	05/13/10	96,250	96,250
Bank of the Cascades	1.30%	05/20/10	95,250	95,250
Borel Private Bank & Trust Co.	1.65%	05/13/10	96,250	96,250
Bridgehampton National Bank, The	1.30%	05/20/10	47,500	47,500
Camelback Community Bank	1.30%	05/20/10	95,250	95,250
CapitalMark Bank & Trust	1.75%	04/29/10	95,250	95,250
Carolina Alliance Bank	1.90%	04/22/10	93,500	93,500
Carolina First Bank	1.30%	05/20/10	95,250	95,250
Central Bank and Trust Company	1.90%	04/08/10	51,869	51,869
Central Bank of Illinois	2.00%	04/01/10	94,500	94,500

Central National Bank & Trust Co. of Enid	1.30%	05/20/10	95,250	95,250
Citizens Bank of Florida	1.90%	04/22/10	46,284	46,284
Citizens Business Bank	1.90%	04/22/10	93,500	93,500
Citizens Business Bank	1.05%	06/10/10	141,000	141,000
Citizens First Bank	1.70%	05/06/10	94,500	94,500
Citizens First National Bank	1.65%	05/13/10	96,250	96,250
Cole Taylor Bank	1.30%	05/20/10	95,250	95,250
Community Bank	1.30%	05/20/10	95,250	95,250
Community Bank of Broward	1.30%	05/20/10	95,250	95,250
Community Southern Bank	1.90%	04/08/10	94,000	94,000
Community West Bank, NA	1.30%	05/20/10	47,500	47,500
Cornerstone Community Bank	1.75%	04/29/10	95,250	95,250
Darby Bank & Trust Co.	1.30%	05/20/10	95,250	95,250
Destin First Bank	1.30%	05/20/10	95,250	95,250
Dexia Credit Local	1.02%	08/13/10	5,000,000	5,000,368
EverBank	2.00%	04/01/10	94,500	94,500
F&M Bank & Trust Company, The	1.70%	05/06/10	6,236	6,236
Far East National Bank	1.90%	04/08/10	94,000	94,000
First A National Banking Association, The	1.30%	05/20/10	95,250	95,250
First American Bank	1.30%	05/20/10	95,250	95,250
First Bank & Trust Company, The	1.65%	05/13/10	96,250	96,250
First Clover Leaf Bank	2.00%	04/01/10	66,853	66,853
First Clover Leaf Bank	1.65%	05/13/10	27,647	27,647
First Community Bank	1.30%	05/20/10	71,355	71,355
First Community Bank of Plainfield	1.30%	05/20/10	95,250	95,250
First Community Bank, NA	2.00%	04/01/10	94,500	94,500
First Federal Bank of the Midwest	1.30%	05/20/10	95,250	95,250
First Federal Savings and Loan Association	1.90%	04/22/10	93,500	93,500
First Financial Bank	1.30%	05/20/10	95,250	95,250
First Foundation Bank	1.65%	05/13/10	96,250	96,250
First Freedom Bank	2.00%	04/01/10	94,500	94,500
First Interstate Bank	1.30%	05/20/10	95,250	95,250
First National Bank	1.90%	04/22/10	93,500	93,500
First National Bank of Fort Smith, The	1.70%	05/06/10	94,500	94,500
First National Bank of Midland	1.65%	05/13/10	96,250	96,250
First National Bank of Omaha	1.30%	05/20/10	95,250	95,250
First State Bank	1.65%	05/13/10	96,250	96,250
First State Bank	1.30%	05/20/10	95,250	95,250
First Tennessee Bank, NA	1.30%	05/20/10	39,945	39,945
First United Bank & Trust	1.90%	04/08/10	94,000	94,000
First United Bank and Trust Co.	1.30%	05/20/10	95,250	95,250
FirsTier Bank	1.65%	05/13/10	96,250	96,250
Foundation Bank	1.30%	05/20/10	95,250	95,250
Gibraltar Private Bank & Trust Co.	1.30%	05/20/10	68,742	68,742
Great American Bank	1.30%	05/20/10	95,250	95,250
Great Southern Bank	1.70%	05/06/10	94,500	94,500
Great Southern Bank	1.05%	06/10/10	142,000	142,000
Harris, NA	1.75%	04/29/10	95,250	95,250
Hawthorn Bank	1.70%	05/06/10	94,500	94,500
Heritage Bank	1.05%	06/10/10	150,081	150,081
Home Federal Bank	1.30%	05/20/10	95,250	95,250

IBERIABANK	1.75%	04/29/10	95,250	95,250
Independent Bank	1.75%	04/29/10	95,250	95,250
Inland Community Bank, NA	1.70%	05/06/10	94,500	94,500
Leaders Bank, The	1.30%	05/20/10	95,250	95,250
Lorain National Bank	1.30%	05/20/10	95,250	95,250
MB Financial Bank, NA	1.70%	05/06/10	94,500	94,500
MB Financial Bank, NA	1.05%	06/10/10	142,000	142,000
McHenry Savings Bank	1.30%	05/20/10	95,250	95,250
Metropolitan National Bank	2.00%	04/01/10	82,647	82,647
Metropolitan National Bank	1.70%	05/06/10	11,853	11,853
MidFirst Bank	1.30%	05/20/10	95,250	95,250
Midwest Bank of Western Illinois	1.70%	05/06/10	94,500	94,500
Midwest Bank of Western Illinois	1.05%	06/10/10	142,000	142,000
Mission Valley Bank	1.30%	05/20/10	46,000	46,000
Modern Bank, NA	1.30%	05/20/10	95,250	95,250
Mutual of Omaha Bank	1.90%	04/08/10	94,000	94,000
NCB, FSB	1.30%	05/20/10	95,250	95,250
Neighborhood National Bank	1.70%	05/06/10	94,500	94,500
Norstates Bank	1.30%	05/20/10	95,250	95,250
Northstar Bank of Texas	1.30%	05/20/10	95,250	95,250
Orion Bank	1.90%	04/22/10	93,500	93,500
Paradise Bank	1.30%	05/20/10	95,250	95,250
Paragon Commercial Bank	1.90%	04/22/10	93,500	93,500
Park National Bank, The	1.30%	05/20/10	95,250	95,250
Pinnacle Bank	1.75%	04/29/10	47,500	47,500
Pinnacle Bank	1.30%	05/20/10	47,750	47,750
Pinnacle National Bank	1.90%	04/08/10	94,000	94,000
PrivateBank, The	1.75%	04/29/10	95,250	95,250
Provident Bank of Maryland	1.90%	04/08/10	94,000	94,000
Pulaski Bank	1.75%	04/29/10	95,250	95,250
Queensborough National Bank & Trust Company	1.90%	04/08/10	94,000	94,000
RBC Bank	1.70%	05/06/10	36,911	36,911
Republic Bank & Trust Company	2.00%	04/01/10	94,500	94,500
Rhinebeck Savings Bank	1.30%	05/20/10	95,250	95,250
River City Bank	1.65%	05/13/10	96,250	96,250
Rocky Mountain Bank	2.00%	04/01/10	94,500	94,500
Rocky Mountain Bank	1.90%	04/08/10	94,000	94,000
S&T Bank	2.00%	04/01/10	94,500	94,500
ShoreBank	1.70%	05/06/10	94,500	94,500
ShoreBank Pacific	1.05%	06/10/10	148,669	148,669
Signature Bank, NA	1.30%	05/20/10	95,250	95,250
Sovereign Bank	1.30%	05/20/10	95,250	95,250
SpiritBank	1.90%	04/22/10	93,500	93,500
State Bank Financial	1.30%	05/20/10	71,684	71,684
Sterling National Bank	1.30%	05/20/10	95,250	95,250
Sterling Savings Bank	1.65%	05/13/10	96,250	96,250
Summit Community Bank, Inc.	1.90%	04/22/10	93,500	93,500
Sunrise Bank	1.65%	05/13/10	96,250	96,250
Texas Champion Bank	1.30%	05/20/10	14,079	14,079
Texas Citizens Bank, NA	2.00%	04/01/10	94,500	94,500
Texas Community Bank, NA	1.75%	04/29/10	95,250	95,250

TriSummit Bank	1.30%	05/20/10	95,250	95,250
Umpqua Bank	2.00%	04/01/10	94,500	94,500
Union Bank & Trust Company	1.75%	04/29/10	95,250	95,250
Union Bank & Trust Company	1.05%	06/10/10	141,250	141,250
Union Bank, The	1.65%	05/13/10	45,710	45,710
Union Center National Bank	1.05%	06/10/10	236,500	236,500
Union State Bank	1.65%	05/13/10	96,250	96,250
United Bank	1.65%	05/13/10	96,250	96,250
United Bank & Trust - Washtenaw	1.30%	05/20/10	95,250	95,250
United Commercial Bank	1.90%	04/22/10	93,500	93,500
United Community Bank	1.65%	05/13/10	96,250	96,250
United Southern Bank	1.75%	04/29/10	95,250	95,250
United Western Bank	1.30%	05/20/10	95,250	95,250
Village Bank and Trust	1.30%	05/20/10	95,250	95,250
Vision Bank	1.30%	05/20/10	95,250	95,250
VIST Bank	1.30%	05/20/10	23,196	23,196
Waccamaw Bank	1.30%	05/20/10	95,250	95,250
West Coast Bank	1.65%	05/13/10	96,250	96,250
Total Certificates of Deposit			(Cost $19,000,369)	19,000,369
Corporate Obligations - 27.1%
Barclays Bank	0.43%*	04/11/10	5,000,000	5,000,000
Bath Technologies***	0.42%*	04/01/10	915,000	915,000
Cascade Plaza Project***	0.34%*	04/01/10	6,653,000	6,653,000
Caterpillar Financial Power Investment Floating Rate Demand Note	1.35%**	04/01/10	9,580,142	9,580,142
Commonwealth Bank of Australia***	0.64%	01/05/11	3,000,000	3,000,000
General Electric Interest Plus Variable Rate Demand Note	1.40%*	04/01/10	9,053,250	9,053,250
JP Morgan Chase	4.50%*	05/15/10	1,263,000	1,294,412
Martin Wheel Co, Inc.***	3.00%*	04/01/10	1,815,000	1,815,000
Nationwide Floating Rate Note	0.76%*	04/01/10	249,063	249,063
Seariver Maritime	0.55%*	04/01/10	1,200,000	1,200,000
Springside Corp Exchange Partners LLC***	0.34%*	04/01/10	2,000,000	2,000,000
White Castle Project***	0.47%*	04/01/10	1,000,000	1,000,000
Total Corporate Obligations			(Cost $41,759,867)	41,759,867
U.S. Government Agency Obligations - 8.8%
Federal Home Loan Bank	4.55%	08/06/10	35,000	35,479
Federal Home Loan Bank	0.55%	11/03/10	2,000,000	2,000,000
Federal Home Loan Bank	0.50%	01/05/11	2,500,000	2,500,000
Federal Home Loan Bank	0.50%	03/07/11	1,000,000	1,000,000
Federal Home Loan Bank	0.55%	03/23/11	5,000,000	5,000,000
Federal Home Loan Bank	0.57%	04/13/11	2,000,000	2,000,000
Federal Home Loan Bank	0.60%	04/18/11	1,000,000	1,000,000
Total U.S. Government Agency Obligations			(Cost $13,535,479)	13,535,479

Money Market Registered Investment Companies - 52.1%
Federated Prime Value Obligations Fund, 0.13% #	14,998,243		14,998,243
Fidelity Institutional Money Market Portfolio, 0.25% #	65,339,700		65,339,700
Total Money Market Registered Investment Companies	(Cost $80,337,943)		80,337,943
Total Investments - 100.5%	(Cost $155,034,023	)(b)	155,034,023
Liabilities less Other Assets - (-0.5%)			(789,207)
Total Net Assets - 100.0%			154,244,816
Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund	473		3,425
The Flex-funds Defensive Balanced Fund	241		2,251
The Flex-funds Dynamic Growth Fund	146		1,086
The Flex-funds Muirfield Fund	1,205		6,326
The Flex-funds Quantex Fund	908		18,714
The Flex-funds Total Return Utilities Fund	53		1,119
Total Trustee Deferred Compensation	(Cost $30,092)		32,921

(a)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$80,337,943	$—
Level 2 - Other Significant Observable Inputs	74,696,080	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$155,034,023	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

#	7-day yield as of March 31, 2010.

*	Variable rate security. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2010. The maturity date shown reflects next rate change date.
**	Floating rate security. The rate shown represents the rate in effect at March 31, 2010.
***	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of March 31, 2010, securities restricted as to resale to institutional investors represented 9.9% of Total Investments.
****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
*****	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: May 21, 2010

By:	/s/ ROBERT S. MEEDER, JR.
Robert S. Meeder, Jr., President

Date: May 21, 2010